                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


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1.  Name and address of issuer:

                    The CRM Funds
                    Two Portland Square
                    Portland, Maine 04101

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2.  Name of each series or class of funds for which this notice is filed:

          Small Cap Value Fund

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3.  Investment Company Act File Number:  33-91498

          Securities Act File Number:  811-9034

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4.  Last day of fiscal year for which this notice is filed:

          September 30, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [   ]
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6.   Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):


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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Zero (0) Shares

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

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8.   Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

          Zero (0) Shares

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9.  Number and aggregate sale price of securities sold during fiscal year:

                                    Shares          Dollars
                                    ------          -------

          Small Cap Value Fund     3,428,682      $40,410,679

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:


                                    Shares          Dollars
                                    ------          -------

          Small Cap Value Fund     3,428,682      $40,410,679

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


          Securities issued during the fiscal year in connection with dividend reinvestment plans are included in the securities reported in Item 9.




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                                       -2-

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            Rule 24f-2 (from Item 10):                        $       40,410,679
                                                              ------------------
     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):              +               0*
                                                              ------------------
     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year
            (if applicable):                                  -        1,694,149
                                                              ------------------
     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to
            Rule 24e-2 (if applicable):                       +                0
                                                              ------------------
     (v)    Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on Rule 24f-2 [line (i), plus
            line (ii), less line (iii), plus line
            (iv)] (if applicable):                                    38,716,530
                                                              ------------------
     (vi)   Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other
            applicable law or regulation (see
            Instruction C.6):                                 x           1/3300
                                                              ------------------
     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                    $        11,732.28
                                                              ------------------
                                                              ------------------

*  SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT
   PLANS ARE INCLUDED IN THE SECURITIES REPORTED IN ITEM 9.


INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR.  See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          November 27, 1996

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                                   SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Max Berueffy, Assistant Secretary
                           --------------------------------------

                           Max Berueffy, Assistant Secretary
                           ---------------------------------

Date  November 26, 1996
      -----------------

  * Please print the name and title of the signing officer below the signature.
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                                       -3-

                     U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                RULE 24f-2 NOTICE

                                  THE CRM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                          File Nos. 33-91498; 811-9034



                                    SIGNATURE

     Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, The CRM Funds has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on this 26th day of November, 1996.

                                        The CRM Funds


                                        By:  /s/ Max Berueffy
                                             -------------------------
                                             Max Berueffy
                                             Assistant Secretary

                        KRAMER, LEVIN, NAFTALIS & FRANKEL
                                919 THIRD AVENUE
                             NEW YORK, NY 10022-3852
                                 (212) 715-9100


                                        November 22, 1996


The CRM Funds
Two Portland Square
Portland, Maine 04101

     Re:  The CRM Funds
          File No. 33-91498
          Registration No. 811-9034


Dear Ladies/Gentlemen:

     We have acted as counsel to The CRM Funds, a Delaware business trust (the "Trust"), in connection with the public offering of the Trust's shares of beneficial interest, no par value, and on various other securities and general matters. The Trust was organized as a Delaware business trust on April 24, 1995. We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Trust has registered an indefinite number of Shares under the Securities Act of 1933. We further understand that, pursuant to the provisions of Rule 24f-2, the Trust is filing with the Securities and Exchange Commission the Notice attached hereto making definite the registration of Shares sold in reliance upon Rule 24f-2 during the fiscal year ended September 30, 1996.

     We have reviewed, insofar as it relates or pertains to the Trust, the Trust's Registration Statement on Form N-1A filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, as amended to the date hereof, pursuant to which Shares were sold (the "Registration Statement"). We have also

Kramer, Levin, Naftalis & Frankel
November 22, 1996
Page 2



examined originals or copies certified or otherwise identified to our satisfaction of such documents, records and other instruments we have deemed necessary or appropriate for the purpose of this opinion. For purposes of such examination, we have assumed the genuineness of all signatures and original documents and the conformity to the original documents of all copies submitted.

     We are members only of the New York Bar and do not purport to be experts on the laws of any other state. Our opinion herein as to Delaware law is based upon a limited inquiry thereof that we have deemed appropriate under the circumstances.

     Based upon the foregoing, we are of the opinion that the Shares have been duly and validly authorized and, assuming that the Shares have been issued and sold in accordance with the Trust's Trust Instrument and Registration Statement, and that the consideration received therefor was for no par value thereof, the Shares which the Rule 24f-2 Notice attached hereto makes definite in number were legally issued, fully paid and non-assessable.

     We consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto.

                                        Very truly yours,

                                        /s/  Kramer, Levin, Naftalis & Frankel